NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) [Line Items]
Schedule of Cash and Cash Equivalents [Table Text Block]	The Company's cash and cash equivalents, at December 31st, consisted of the following:

	2015	2014
Cash in bank	$8,053,390	$586,469
Money market funds	241,920	990
Cash and cash equivalents	$8,295,310	$587,459

Property, Plant and Equipment [Table Text Block]	The Company’s major classes of property and equipment are as follows:

	At December 31,
Classes of Depreciable Assets	2015	2014

Fleet Vehicles	$148,940	$174,094
Fleet Vehicles - Capitalized Lease	35,098	35,098
Furniture and Fixtures	10,467	10,467
Computer Hardware	86,508	72,070
Computer Software	36,935	36,936
Property and Equipment	$317,948	$328,665

Accumulated Depreciation	$(193,760)	$(152,789)

Net Property and Equipment	$124,188	$175,876

Estimated Useful Lives [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]	Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, ranging as follows:

Computer hardware/software	3 years
Fleet vehicles	5 years
Furniture and fixtures	5 to 7 years